EQUITY	12 Months Ended
Dec. 31, 2017
Disclosure of classes of share capital [abstract]
EQUITY
NOTE 11 – EQUITY

a.	Share capital

As of December 31, 2016, and 2017 the Company’s share capital is composed of ordinary shares, as follows:

	Number of Ordinary Shares
	December 31,
	2016	2017

Authorized share capital	150,000,000	250,000,000

Issued and paid-up share capital	57,033,355	105,063,437

	In USD and NIS
	December 31,
	2016	2017

Authorized share capital (in NIS)	15,000,000	25,000,000

Issued and paid-up share capital (in NIS)	5,703,336	10,506,344

Issued and paid-up share capital (in USD)	1,513,294	2,836,139

As of December 31, 2017, the market price on NASDAQ of BioLineRx’s ADSs was $1.09, and the market price on the Tel Aviv Stock Exchange of BioLineRx’s ordinary shares was NIS 3.79.

b.	Rights related to shares

The ordinary shares confer upon their holders voting and dividend rights and the right to receive assets of the Company upon its liquidation. As of December 31, 2016 and 2017, all outstanding share capital consisted of ordinary shares.

c.	Changes in the Company’s equity

1)
In February 2012, BioLineRx issued as part of private placement, warrants to purchase up to 2,622,157 ADSs at an exercise price of $3.57 per ADS. The warrants were exercisable for a term of five years from the date of their issuance. Since the exercise price was not deemed to be fixed, the warrants did not qualify for classification as an equity instrument and were therefore classified as a non-current derivative financial liability. The amount of the private placement consideration allocated to the warrants was approximately $4,800,000 as of the issuance date, based on their fair value as calculated on the basis of the Black-Scholes model. The changes in fair value for the two years ended December 31, 2015 and 2016, of approximately $700,000 and $110,000, respectively, have been recorded as non-operating income on the statement of comprehensive loss. The warrants expired in full in February 2017, without being exercised.

In February 2013, the Company issued as part of a direct placement, warrants to purchase up to 1,600,000 ADSs, at an exercise price of $3.94 per ADS. The warrants were exercisable for a term of five years from the date of their issuance. Since the exercise price was not deemed to be fixed, the warrants did not qualify for classification as an equity instrument and were therefore classified as a non-current derivative financial liability. The amount of the direct placement consideration allocated to the warrants was approximately $3,400,000, as calculated on the basis of the Black-Scholes model, which reflected their fair value as of the issuance date. The changes in fair value for the years ended December 31, 2015 and 2016 of approximately $600,000 and $100,000, respectively, have been recorded as non-operating income on the statement of comprehensive loss. There was no change in fair value in 2017. The warrants expired in full in February 2018, without being exercised.

2)
In March 2015, the Company completed an underwritten public offering of 14,375,000 ADSs at a public offering price of $2.00 per ADS. The offering raised a total of $28.8 million, with net proceeds of approximately $26.4 million, after deducting fees and expenses.

3)
In April 2017, the Company completed an underwritten public offering of 33,823,529 of its ADSs at a public offering price was $0.85 per ADS. The offering raised a total of $28.8 million, with net proceeds of approximately $26.2 million, after deducting fees and expenses.

4)
In July 2017, the Company completed a direct placement to BVF Partners L.P., its largest shareholder, for aggregate gross proceeds of $9.6 million. The placement consisted of 8,495,575 ADSs, Series A warrants to purchase an additional 2,973,451 ADSs and Series B warrants to purchase an additional 2,973,451 ADSs. The Series A warrants have an exercise price of $2.00 per ADS and are exercisable for a term of four years. The Series B warrants have an exercise price of $4.00 per ADS and are also exercisable for a term of four years. Net proceeds from the transaction were approximately $9.5 million, after deducting fees and expenses.

The warrants issued have been classified as a non-current financial liability due to a net settlement provision. This liability was initially recognized at its fair value on the date the contract was entered into and is subsequently accounted for at fair value at each balance sheet date. The fair value changes are charged to non-operating income and expense in the statement of comprehensive loss.

The fair value of the warrants is computed using the Black and Scholes option pricing model. The fair value of the warrants upon issuance was computed based on the then current price of an ADS, a risk-free interest rate of 1.66% and an average standard deviation of 57.8%. The fair value of the warrants as of December 31, 2017 was based on the then current price of an ADS, a risk-free interest rate of 2.09% and an average standard deviation of 56.8%.

The amount of the direct placement consideration initially allocated to the warrants was approximately $1.1 million. Total issuance costs allocable to the warrants were not material. The change in fair value from the date of issuance through December 31, 2017, amounting to approximately $0.1 million, has been recorded as non-operating expense on the statement of comprehensive loss.

5)
In October 2017, the Company entered into an at-the-market (“ATM”) sales agreement with BTIG, LLC (“BTIG”), pursuant to which the Company may, at its sole discretion, offer and sell through BTIG, acting as sales agent, ADSs having an aggregate offering price of up to $30.0 million throughout the period during which the ATM facility remains in effect. The Company will pay BTIG a commission of 3.0% of the gross proceeds from the sale of ADSs under the facility. From the effective date of the agreement through December 31, 2017, 944,966 ADSs were sold under the program for total net proceeds of approximately $1.0 million, leaving an available balance under the facility of approximately $29.0 million as of December 31, 2017.

d.	Share purchase agreement

In May 2014, BioLineRx and Lincoln Park Capital Fund, LLC (“LPC”), entered into a $20 million, 36-month purchase agreement, together with a registration rights agreement, whereby LPC agreed to purchase, from time to time, up to $20 million of BioLineRx’s ADSs, subject to certain limitations, during the 36-month term of the purchase agreement.

In consideration for entering into the agreement, BioLineRx paid to LPC an initial commitment fee of $300,000, paid via the issuance of 150,000 ADSs, and agreed to pay a further commitment fee of up to $500,000, pro rata, as the facility was used over time, to be paid in ADSs valued based on the prevailing market prices of BioLineRx’s ADSs at such time.

In connection with the purchase agreement, BioLineRx paid an initial cash finder’s fee to Oberon Securities of $50,000, plus an additional cash finder’s fee equal to 2.0% of the dollar amount of ADSs sold under the new agreement, up to an aggregate additional finder’s fee of $200,000.

During the year ended December 31, 2017, BioLineRx issued a total of 2,124,952 ADSs to LPC for aggregate gross proceeds of $2,130,000. In connection with these issuances, a total of 53,124 ADSs was issued to LPC as a commitment fee and a total of $43,000 was paid to Oberon Securities as a finder’s fee.

The purchase agreement with LPC expired in accordance with its terms in July 2017. On a cumulative basis, from the effective date of the purchase agreement through the date of its expiration, BioLineRx sold a total of 5,550,603 ADSs to LPC for aggregate gross proceeds of $7,000,000. In connection with these issuances, a total of 138,766 ADSs were issued to LPC as a commitment fee and a total of $140,000 was paid to Oberon Securities as a finder’s fee.

e.	Share-based payments

1)	Share Incentive plan – general

In 2003, BioLineRx adopted the 2003 Share Incentive Plan (the “Plan”). The Plan provides for the granting of stock options and ordinary shares to the Company’s employees, directors, consultants and other service providers. Options are issued at the determination of the Board of Directors in accordance with applicable law. The options are generally exercisable for a ten-year period and the grants generally vest over a four-year period. In 2013, the Company’s Board of Directors approved amendments to the Plan to take into account changes in laws and regulations that had occurred since its adoption and to extend the term of the plan until November 2023. In 2016, the Board of Directors approved amendments to the Plan to allow the grant of restricted stock units (“RSUs”) and performance stock units (“PSUs”).

PSUs represent RSUs that are linked to any one or more performance goals (in addition to, or in lieu of, time-based vesting terms) determined appropriate by the Board of Directors. Once vested, each PSU granted is equivalent to one ordinary share. The specific performance goals, as well as the time period associated with achieving such goals, are approved by the Board and are set forth in the grantee’s grant agreement. To date, each PSU grant has had four performance goals on which vesting is based, each such goal being either a specified Company milestone and or the success of a specific project, with vesting of 25% on the achievement of each goal. As of December 31, 2017, it was still not ascertainable whether the performance criteria to which the granted PSUs are linked would be met. The tranche of PSUs associated with a given milestone expires 12 months after the target date established for that milestone.

As of December 31, 2017, there were 10,916,097 ordinary shares issuable upon the exercise of outstanding equity instruments under the Plan.

Ordinary shares resulting from grants under the Plan confer the same rights as all other ordinary shares of BioLineRx.

Company employees and directors are granted options under Section 102 of the Israeli Income Tax Ordinance (the “Ordinance”), primarily under the “capital gains” track. Non-employees of the Company (consultants and other service providers), as well as controlling shareholders in BioLineRx (as this term is defined in Section 32(9) of the Ordinance), are granted options under Section 3(i) of the Ordinance.

In November 2014, December 2015 and December 2017 the Company’s Board of Directors approved increases of 1.6 million, 5.0 million and 5.2 million shares, respectively, to the total pool of authorized ordinary shares reserved for purposes of the Plan and any other present or future share incentive plans of the Company, bringing the pool to an aggregate of 14.8 million shares. As of December 31, 2017, there were 3.1 million remaining authorized but unissued ordinary shares in the pool reserved for future share-based incentive grants.

2)	Employee share incentive plan:

The following table contains additional information concerning equity instruments granted to employees and directors under the existing share incentive plans.

	Year ended December 31,
	2015		2016		2017
	Number of options	Weighted average exercise price (in NIS)	Number of options	Weighted average exercise price (in NIS)	Number of options	Weighted average exercise price (in NIS)
Outstanding at beginning of year	3,187,092	9.1	3,500,262	8.7	4,557,927	6.5
Granted*	500,800	6.8	2,505,684	3.8	7,292,560	3.5
Forfeited and expired	(187,630)	11.1	(1,435,990)	7.2	(1,164,961)	6.5
Exercised	-	-	(12,029)	0.4	(34,429)	0.2
Outstanding at end of year	3,500,262	8.7	4,557,927	6.5	10,651,097	4.4
Exercisable at end of year	1,169,540	12.6	1,786,209	9.4	2,356,948	7.6

*	As of the December 31, 2016 and 2017, includes 222,428 and 1,178,128 PSUs at an exercise price of 0.10 NIS, for which performance obligations have not been met.

The total consideration received from the exercise of equity instruments during 2015, 2016 and 2017 was not material.

Set forth below is data regarding the range of exercise prices and weighted-average remaining contractual life (in years) for the equity instruments outstanding at the end of each of the years indicated.

	Year ended December 31,
	2015		2016		2017
Range of exercise prices (in NIS)	Number of options outstanding	Weighted average remaining contractual life (in yrs.)	Number of options outstanding	Weighted average remaining contractual life (in yrs.)	Number of options outstanding	Weighted average remaining contractual life (in yrs.)
Up to 10.00	2,117,886	5.8	3,502,043	6.5	9,855,697	8.0
10.01-20.00	1,334,866	3.8	1,037,436	2.4	795,400	4.8
20.01-30.00	10,340	0.9	3,278	0.7	-	-
30.01-40.00	10,000	1.6	10,000	0.6	-	-
Over 40.00	27,170	1.0	5,170	0.4	-	-
	3,500,262	5.0	4,557,927	5.5	10,651,097	7.8

The fair value of all other equity instruments granted to employees through December 31, 2017 has been determined using the Black-Scholes option-pricing model. These values are based on the following assumptions as of the applicable grant dates:

	2015	2016	2017
Expected dividend yield	0%	0%	0%
Expected volatility	68%	66%	63%
Risk-free interest rate	2%	2%	2%
Expected life of options (in years)	5	6	6

3)	Stock options to consultants

From inception through December 31, 2014, the Company issued to consultants options for the purchase of 76,523 ordinary shares at a weighted average exercise price of NIS 21.54 per share.

In 2015 the Company issued options to consultants for the purchase of 5,000 ordinary shares at a weighted average exercise price of NIS 7.62 per share.

In 2016, the Company issued additional options to consultants for the purchase of 150,000 ordinary shares at a weighted average price of NIS 4.55 per share

In 2017, the Company issued additional options to consultants for the purchase of 105,000 ordinary shares at a weighted average price of NIS 4.056 per share

The options to consultants generally vest over four years and may be exercised for periods of between five and ten years. As of December 31, 2017, 265,000 options to consultants were outstanding with a weighted average exercise price of NIS 4.54 per share and a weighted average contractual life of 8.61 years.

Company management estimates the fair value of the options granted to consultants based on the value of services received over the vesting period of the applicable options. The value of such services (primarily in respect of clinical advisory services) is estimated based on the additional cash compensation the Company would need to pay if such options were not granted. The value of services recorded in 2015, 2016 and 2017 amounted to $40,000 each year.